Submission	Aug. 30, 2024
Submission [Line Items]
Central Index Key	0001677250
Registrant Name	ZTO Express (Cayman) Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES